Mosaic Tax-Free Trust
Management's Discussion of Fund Performance
March 31, 1998


Dear Shareholder:

The semi-annual period ending March 31, 1998 was marked by an economy that continued to produce moderate economic growth with very low inflation. Consumer confidence remained at or above record levels while the unemployment rate was at its lowest level in decades (below 5%). At the same time, developing nations in Asia were experiencing serious economic problems that were beginning to negatively affect the domestic trade deficit. As the world continues to become more and more of a global economy, the Asian crisis will help keep inflation in check and the dollar strong as investors seek the safety of investing in the relative stability of the United States. All of this should bode well for domestic fixed income investors with intermediate and longer term time horizons. In fact, we expect long-term interest rates to possibly be as low as 4.5% on thirty-year municipal securities by the year 2000. The thirty-year generic municipal bond yield fell twelve basis points (100 basis points equals 1%) from 5.25% on September 30, 1997 to 5.13% on March 31, 1998. The two-year generic muni bond yield fell a scant five basis points from 3.9% at the end of September to 3.85% at the end of the period. The municipal bond market posted a 3.89% total return for the six month period as measured by the Lehman Brothers Municipal Bond Index.

Our response to this environment was to seek the best available bonds looking at yield, maturity and credit quality. We have purchased bonds that will allow the Tax-Free Trust funds to participate in bull markets (falling interest rates) through price appreciation while still generating attractive levels of tax-free income. We are in the process of extending the duration of the portfolios to coincide with our belief that the overall trend in interest rates is down. With the proliferation of bond insurance on new-issue municipals (over 50% of new muni deals now come to market with an AAA-rated insurance wrapper), we are beginning to see some value in uninsured and lower-rated credits.
Of course, only the bonds which we deem to have the most favorable risk/return characteristics will be purchased for the Tax-Free Trust.

NATIONAL FUND

The National Fund had a total return of 3.28% for the semi-annual period and the thirty-day SEC yield was 3.65% on March 31, 1998. The duration of the portfolio was extended to 7.40 years while the average credit quality was maintained at AA. The United States and its territories has issued $68 billion in muni bonds year-to-date through the end of March which represents a 70% increase in volume over the same period last year.


ARIZONA FUND

Arizona continues to enjoy a strong, well-diversified service and tourism based economy. The State does not have a credit rating because it does not issue general obligation bonds. The Fund had a total return of 2.88% for the semi-annual period and the thirty-day SEC yield was 3.58% on March 31, 1998. The duration of the portfolio was extended to
6.98 years while the average credit quality remained at AA. Purchases during the period included Puerto Rico Infrastructure, Pima County Unified School District, and Tuscon Airport Authority. Arizona ranked 16th in the country in terms of issuance on a year-to-date basis.

The Arizona Tax-Free was recently honored by Mutual Funds Magazine in their May issue. The fund received the magazine's highest, five-star ranking, placing it among the top 20% of 1,367 tax-free funds. Funds are ranked by total return and standard deviation, a statistical measure of volatility.


MISSOURI FUND

Missouri has a broad-based and diversified economy that is service-sector oriented. The State's general obligation bonds are rated AAA. The Fund had a total return of 2.97% for the semi-annual period and the thirty-day SEC yield was 3.67% on March 31, 1998. The duration of the portfolio was 6.60 years while the average credit quality was maintained at AA. Purchases during the period included Puerto Rico general obligations and Boone County Hospital revenues. Missouri ranked 25th in the country in terms of issuance on a year-to-date basis.


MARYLAND FUND

Maryland's economy is diversified among services, light manufacturing, and the federal government. The State's general obligation bonds are rated AAA. The Fund had a total return of 3.08% for the semi-annual period and the thirty-day SEC yield was 3.77% on March 31, 1998. The duration of the portfolio was extended to 6.95 years while the average credit quality continues to be AA. Purchases during the period included Maryland Department of Transportation, Maryland State and Puerto Rico general obligations. Maryland ranked 23rd in the country in terms of issuance on a year-to-date basis.


VIRGINIA FUND

The Commonwealth of Virginia maintains a AAA general obligation bond rating based on a well-diversified economy that emphasizes services and government. The Fund had a total return of 3.30% for the semi-annual period and the thirty-day SEC yield was 3.82% on March 31, 1998. The duration of the portfolio was extended to 7.45 years while the average credit quality was maintained at AA. Purchases during the period included Prince William Water Authority, Amherst Industrial Development Authority for Georgia Pacific and Prince William Industrial Development Authority for Potomac Hospital. Virginia ranked 12th in the country in terms of issuance on a year-to-date basis.


MONEY MARKET FUND

The fund continues to provide a high degree of liquidity and safety of principal. As of March 31, 1998, the fund's seven day yield was 2.84% which is equivalent to a taxable yield of 4.43% for an investor in the 36% federal tax bracket. The average maturity of the fund stood at twenty-eight days at the end of March 1998.

We appreciate your confidence in Mosaic Funds and reaffirm our commitment to provide you with competitive returns to meet your investment objectives.

Sincerely,

(signature)

Michael J. Peters, CFA
Vice President


Arizona Fund
Statement of Net Assets -- March 31, 1998 (unaudited)

Credit Rating*                                            Principal
Moody's S&P                                               Amount       Value
          LONG-TERM MUNICIPAL BONDS:  96.7% of Net Assets

          EDUCATION: 5.2%
Aa2   nr  Arizona Educational Loan Marketing Corporation,
          Student Loan Revenue (AMT), 7%, 3/1/03         $  400,000  $  434,000

          GENERAL OBLIGATION: 50.1%
Aaa  AAA  Chandler (FGIC Insured), 7%, 7/1/12               300,000     327,375
Aaa  AAA  Maricopa County School District (FGIC Insured),
          6.25%, 7/1/11                                     500,000     576,875
Aaa  AAA  Maricopa County School District (FGIC Insured),
          6.7%, 7/1/11                                      300,000     319,875
Aaa  AAA  Mohave County Elementary School District (MBIA
          Insured), 5.375%, 7/01/13                         425,000     440,406
Aaa  AAA  Tempe High School District #213 (MBIA Insured),
          4.7%, 7/1/08                                      400,000     405,000
Aaa  AAA  Maricopa County School District #14 (FGIC
          Insured), 5.30%, 7/1/09                           300,000     316,875
A1   A+   Maricopa County School Dist #6, 4.875%, 7/1/10    400,000     401,000
Aa3  AA   Maricopa County School Dist #210, 5.375%, 7/1/13  400,000     413,500
Aa1  AA+  Phoenix, 5.0%, 7/1/19                             430,000     422,475
Aaa  AAA  Pima County, United States School District #30,
          4.875%, 7/1/09                                    190,000     193,088
Baa1 A    Puerto Rico Commonwealth, Public Development,
          4.5%, 7/1/23                                      400,000     360,500

          HOSPITAL: 5.8%
Aaa  AAA  Arizona Health Facilities Authority, Hospital
          Revenue (Samaritan Health Services) (MBIA Insured),
          6.25%, 12/1/06                                     250,000     267,500
Aaa  AAA  Arizona Health Facilities Authority, Hospital
          Revenue (Phoenix Baptist Hospital) (MBIA Insured),
          6.25%, 9/1/11                                      200,000     218,000

          HOUSING: 6.4%
nr  AAA   Phoenix Industrial Development Authority, Mortgage
          Revenue (Chris Ridge)(FHA), 6.75%, 11/1/12         500,000     530,000

          INDUSTRIAL DEVELOPMENT: 3.9%
nr  AA+   Mohave County Industrial Development Authority,
          Industrial Development Revenue (Citizens Utilities),
          7.05%, 8/1/20                                      300,000     320,250

          REVENUE: 10.0%
Aaa AAA   Scottsdale Presv Authority Excise Tax (FGIC Insured),
          5.625%, 7/1/22                                     425,000     442,531
Aaa AAA   Puerto Rico Commonwealth Infrastructure Financing
          Authority, 5%, 7/1/25                              400,000     388,000

          TRANSPORTATION: 12.1%
Aa  AA    Arizona State Transportation Board, Highway Revenue,
          6%, 7/1/08                                         400,000     451,000
Aaa AAA   Flagstaff, Street And Highway User Revenue (FGIC
          Insured), 5.9%, 7/1/10                             500,000     558,125

          WATER AND SEWER: 3.2%
Aaa AAA   Chandler, Water and Sewer Revenue (FGIC Insured),
          6.75%, 7/1/06                                      250,000     270,625

          TOTAL INVESTMENTS (Cost $7,625,611)+                        $8,057,000

          CASH, RECEIVABLES LESS LIABILITIES: 3.3% of Net Assets         278,524

          TOTAL NET ASSETS:
          Equivalent to offering and redemption price
          $10.52 per share on 792,124 shares.                         $8,335,524


Maryland Fund
Statement of Net Assets - March 31, 1998 (unaudited)

Credit Rating*                                            Principal
Moody's S&P                                               Amount       Value
          LONG-TERM MUNICIPAL BONDS:  98.3% of Net Assets

          EDUCATION: 9.5%
Aaa AAA   Saint Mary's College, University Revenue (MBIA
          Insured), 5.55%, 9/1/23                        $  100,000  $  103,875
Aaa AAA   Maryland State Health and Higher Educational
          Facilities Authority (Loyola College)(MBIA
          Insured), 5.375%, 10/1/26                         100,000     102,500

          ELECTRIC: 5.0%
Baa1 BBB+ Puerto Rico Electric Power Authority, Power
          Revenue, 6%, 7/1/14                               100,000     108,500

          GENERAL OBLIGATION: 23.6%
Aa  AA+   Anne Arundel County (AMT), 5.5%, 9/1/16           100,000     103,625
Aaa AAA   Baltimore (AMBAC Insured), 6%, 10/15/04           100,000     110,375
Aaa AAA   Maryland State & Local Facilities, 5%, 10/15/05   100,000     105,000
Aaa AAA   Prince George's County (MBIA Insured), 5.375%,
          3/15/16                                           100,000     103,000
Baa1 A    Puerto Rico Commonwealth, 4.5%, 7/1/23            100,000      90,125

          HOSPITAL: 4.7%
Baa nr    Prince George's County Hospital, Hospital Revenue
          (Greater SE Healthcare System), 6.2%, 1/1/08      100,000     102,500

          HOUSING: 4.9%
Aa2 nr    Maryland State Community Development Administration,
          Single-Family Housing Revenue (AMT), 6.2%, 4/1/17 100,000     106,250

          LEASING: 11.1%
Aa  AA-   Maryland State Stadium Authority, Sports Facilities
          Lease Revenue (AMT), 7.5%, 12/15/10               125,000     134,375
nr  AA    Montgomery County, Human Services Headquarters
          Project, Lease Revenue, 5.6%, 8/1/14              100,000     105,375

          POLLUTION CONTROL: 11.1%
A2  A     Anne Arundel County, Pollution Control Revenue
          (Baltimore Gas and Electric Company), 6%, 4/1/24  100,000     106,000
A1  A     Prince George's County, Pollution Control Revenue
          (Potomac Electric), 6.375%, 1/15/23               125,000     134,844

          PUBLIC FACILITIES: 5.0%
Aa2 AA    Howard County, Special Facilities Revenue, 5.95%,
          2/15/10                                           100,000     107,750

          TRANSPORTATION: 14.0%
Aa3 AA-   Baltimore, Port Facilities Revenue (Consolidated
          Coal Sales), 6.5%, 10/1/11                        100,000     109,750
Aa  AA    Maryland State Department of Transportation,
          4.375%, 12/15/03                                   75,000      76,031
#Aaa AAA  Maryland State Transportation Authority, Transpor-
          tation Facility Projects Revenue, 6.8%, 7/1/16    100,000     118,125

          WASTE: 9.4%
Aa1 AA    Washington Suburban Sanitation District of
          Maryland, 5.25%, 6/1/13                            95,000      97,138
A  nr     Northeast Maryland Waste Disposal Authority, Solid
          Waste Revenue (Montgomery County) (AMT), 6.3%,
          7/1/16                                            100,000     106,875

          TOTAL INVESTMENTS (Cost $2,027,369)+                       $2,132,013

          CASH, RECEIVABLES LESS LIABILITIES: 1.7% of Net Assets         37,286

          TOTAL NET ASSETS:  Equivalent to offering and redemption price
                             $10.10 per share on 214,816 shares.     $2,169,299


Missouri Fund
Statement of Net Assets - March 31, 1998 (unaudited)

Credit Rating*                                            Principal
Moody's S&P                                               Amount       Value
          LONG-TERM MUNICIPAL BONDS:  96.2% of Net Assets

          AIRPORT: 4.7%
Aaa AAA   St. Louis, Airport Revenue, Lambert-St. Louis
          International (FGIC Insured) (AMT), 6.125%,
          7/1/12                                        $  500,000  $  536,250

          EDUCATION: 8.5%
A   nr    Missouri Higher Education Loan Authority, Student
          Loan Revenue Sub Lien (AMT), 5.9%, 2/15/08       500,000     519,375
Aaa AAA   Missouri State Health & Educational Facilities
          Authority, University Revenue (St. Louis University)
          (AMBAC Insured), 6.5%, 8/1/16                    150,000     162,375
Aaa AAA   Missouri State Health & Educational Facilities
          Authority (St. Louis University) (AMBAC Insured),
          5.125%, 10/1/16                                  300,000     301,125

          ELECTRIC: 10.0%
#Aaa AAA  Puerto Rico Electric Power Authority, Power
          Revenue, 8%, 7/1/08                              175,000     180,371
Aaa  AAA  Sikeston, Electric Revenue (MBIA Insured), 6%,
          6/1/14                                           400,000     450,500
nr   A    University Development Foundation, Lease Revenue
          (Missouri Power), 5.75%, 5/1/13                  500,000     522,500

          GENERAL OBLIGATION: 24.9%
Aa   nr   Jefferson City School District, 6.7%, 3/1/11     200,000     237,000
Aaa  AAA  Missouri State, Correctional Facilities
          Improvements, 5.5%, 4/1/20                       500,000     520,000
Aaa  AAA  Missouri State (Fourth State Building), 5.75%,
          8/1/19                                           400,000     422,000
nr   AA   North Kansas City School District, 5.25%, 3/1/12 450,000     466,312
Aaa  AAA  St. Charles County, Francis Howell School
          District (FGIC Insured), 6.5%, 3/1/05            250,000     266,562
Aaa  AAA  St. Louis County, General Obligation, 5.20%,
          2/1/12                                           500,000     515,000
Baa1 A    Puerto Rico Public Improvement, General
          Obligation, 4.5%, 7/1/02                         500,000     450,625

          HOSPITAL: 16.6%
A3   nr   Boone County Hospital Revenue, 7.10%, 8/1/99     450,000     467,438
Aaa  AAA  Missouri State Health and Educational Facilities
          Authority, Health Facilities Revenue (SSM Health
          Care) (MBIA Insured), 6.25%, 6/1/16              250,000     269,687
Aaa  AAA  Missouri State Health and Educational Facilities
          Authority, Health Facilities Revenue (Heartland
          Health System) (AMBAC Insured), 6.35%, 11/15/17  500,000     544,375
nr   nr   Missouri State Health and Educational Facilities
          Authority, Health Facilities Revenue, 7.625%,
          7/1/18                                            95,000     102,600
Aaa  AAA  Missouri State Health and Educational Facilities
          Authority, Health Facilities Revenue (Health
          Midwest) (MBIA Insured), 6.25%, 2/15/22          500,000     537,500

          HOUSING: 6.9%
nr  AAA   Missouri State Housing Development Commission,
          Single-Family Mortgage Revenue (GNMA Collaterized)
          (FHA) (AMT), 7.75%, 6/1/22                        65,000      68,413
nr  AAA   Missouri State Housing Development Commission,
          Single-Family Mortgage Revenue (GNMA Collaterized)
          (FHA) (AMT), 7.375%, 8/1/23                      140,000     191,475
nr  AAA   St. Louis County, Mortgage Revenue (Certificates
          of Receipt) (AMT), 5.65%, 2/1/20                 500,000     535,000

          LEASING AND OTHER FACILITIES: 22.5%
Aaa AAA   Kansas City Assistance Corp (AMBAC Insured),
          5.20%, 1/15/06                                $  400,000  $  422,000
Aa  AA    Missouri State Board of Public Buildings, Lease
          Revenue (State Office Building), 6.4%, 12/1/08   300,000     321,375
A1  A+    Missouri State Regional Convention and Sports
          Complex Authority, 5.5%, 8/15/13                 250,000     258,125
A   BBB+  St. Louis County Regional Convention & Sports
          Complex, 5.50%, 8/15/13                          300,000     304,875
A1  A+    Missouri State Regional Convention & Sports
          Complex, 5.60%, 8/15/17                          250,000     257,500
#Aaa AAA  Kansas City Municipal Assistance Corporation,
          Lease Revenue (H. Roe Bartle) (AMBAC Insured)
          (prerefunded 4/15/01 @100), 6%, 4/15/20          500,000     527,500
Aaa AAA   St. Louis Parking Facilities Revenue (MBIA
          Insured), 5.375%, 12/15/21                       500,000     510,625

          REVENUE: 2.1%
A1  A+    St. Louis Industrial Development Pollution
          Control (Anheuser-Busch Co., Inc.), 6.65%, 5/1/16 200,000    239,250

          TOTAL INVESTMENTS (Cost $10,500,398)+                    $11,107,733

          CASH, RECEIVABLES, LESS LIABILITIES: 3.8% of Net Assets      444,084

          TOTAL NET ASSETS:
          Equivalent to offering and redemption price
          $10.62 per share on 1,087,696 shares.                    $11,551,817


Virginia Fund
Statement of Net Assets - March 31, 1998 (unaudited)

Credit Rating*                                            Principal
Moody's S&P                                               Amount       Value
          LONG-TERM MUNICIPAL BONDS:  96.2% of Net Assets

          AIRPORT: 5.0%
Aaa AAA   Capital Regional Airport Commission, Airport
          Revenue (AMBAC Insured), 5.625%, 7/1/15       $  500,000  $  521,875
Aaa AAA   Metropolitan Washington D.C. Airports Authority,
          Airport Revenue (MBIA Insured) (AMT), 6.625%,
          10/1/12                                          500,000     548,750
Aaa AAA   Metropolitan Washington D.C. Airports Authority,
          Airport Revenue (FGIC Insured)(AMT), 7%, 10/1/18 500,000     538,125

          EDUCATION: 13.1%
A1  nr    Loudoun County Industrial Development Authority,
          Facilities Revenue (George Washington University),
          6.25%, 5/15/22                                   500,000     534,375
nr  A-    Lynchburg Industrial Development Authority,
          Educational Facility for Randolph-Macon Women's
          College, 5.875%, 9/1/13                          500,000     527,500
nr  BBB-  Virginia College Building Authority, Facilities
          Revenue (Marymount University), 7%, 7/1/22       350,000     383,250
Aa2 AA    Virginia College Building Authority, Facilities
          Revenue (Washington and Lee University), 5.75%,
          1/1/14                                           555,000     581,363
Aa2 AA    Virginia State Public School Authority, Revenue,
          6.25%, 8/1/10                                    500,000     540,625
Aa2 AA    Virginia State Public School Authority, Revenue,
          6.2%, 8/1/13                                     500,000     551,250
Aa  AA    Virginia State Public School Authority, Special
          Obligation (York County), 5.9%, 7/15/13          500,000     538,125
A1  AA-   Virginia State Universities, University Revenue
          (Virginia Commonwealth Univ), 5.75%, 5/1/15      500,000     527,500

          ELECTRICAL: 3.2%
Aaa AAA   Halifax County Industrial Development Authority,
          Power Revenue (Old Dominion Electric) (MBIA
          Insured) (AMT), 6%, 12/1/22                   $1,000,000  $1,038,750

          GENERAL OBLIGATION: 17.7%
Aa3 AA    Hampton, 6%, 1/15/08                             500,000     550,000
A2  A     Henry County, 6%, 7/15/14                        500,000     535,625
Aaa AAA   James City County (FGIC Insured), 6.40%,
          12/15/99                                       1,130,000   1,179,437
Aaa AAA   Leesburg (AMBAC Insured), 5.6%, 6/1/15           500,000     525,625
Aaa AAA   Norfolk (MBIA Insured), 5.75%, 6/1/13            500,000     529,375
Aaa AAA   Virginia State, 5.125%, 6/1/21                 1,250,000   1,262,500
Baa A     Puerto Rico Public Improvement, 4.5%, 7/1/23   1,200,000   1,081,500

          HOSPITAL: 13.9%
Aaa AAA   Hanover County Industrial Development Authority,
          Bon Secours Health System (MBIA Insured), 6.0%,
          8/15/10                                          640,000     717,600
Aaa nr    Prince William County Hospital Revenue, 4.625%,
          10/1/11                                          500,000     485,000
Aaa AAA   Danville Industrial Development Authority,
          Hospital Revenue (Danville Regional Medical
          Center) (FGIC Insured), 6.375%, 10/1/14          500,000     553,125
Aa2 AA    Norfolk Industrial Development Authority,
          Hospital Rev (Sentara Hospital), 6.5%, 11/1/13 1,000,000   1,106,250
Aaa AAA   Roanoke Industrial Development Authority,
          Hospital Revenue (Roanoke Memorial Hospitals)
          (MBIA Insured), 6.125%, 7/1/17                   500,000     566,875
Aa2 AA    Fairfax County Industrial Development Authority
          (Inova Health System), 5.25%, 8/15/19          1,000,000   1,030,000

          HOUSING: 3.1%
Aaa AAA   Virginia State Housing Development Authority,
          Mortgage Revenue (AMT), 6.95%, 1/1/10            955,000     999,169

          INDUSTRIAL DEVELOPMENT: 8.3%
Baa2 nr   Amherst, Industrial Development Revenue, 5.25%,
          2/1/01                                           500,000     496,875
A1  A     Puerto Rico, Industrial Revenue (Pepsico, Inc.),
          6.25%, 11/15/13                                  500,000     549,375
Baa2 nr   Greensville County, Industrial Development
          Revenue, 5.3%, 8/1/14                            500,000     496,250
Baa3 BBB  Peninsula Ports Authority, Coal Terminal Revenue,
          7.375%, 6/1/20                                 1,000,000   1,107,500

          LEASING AND OTHER FACILITIES: 3.3%
nr  BBB   Fairfax County Park Authority, Facilities
          Revenue, 6.625%, 7/15/14                         500,000     542,500
Aa2 AA    Fairfax County Economic Development Authority,
          Lease Revenue, 5.5%, 5/15/18                     500,000     512,500

          TRANSPORTATION: 5.8%
Aaa AAA   Virginia Port Authority (MBIA Insured) (AMT),
          6.0%, 7/1/05                                     685,000     747,506
Aaa AAA   Washington D.C. Metropolitan Area Transportation
          Authority, Transit Revenue (FGIC Insured), 6%,
          7/1/07                                         1,000,000   1,112,500

          WASTE: 4.2%
A1  A+    Fairfax County Economic Development Authority,
          Revenue (Ogden Martin Systems)(AMT), 7.75%,
          2/1/11                                           500,000     528,695
Aaa AAA   Loudoun County Sanitation Authority, Water and
          Sewer Revenue (FGIC Insured), 6.25%, 1/1/16      500,000     542,500
Baa3 BBB  West Point Industrial Development Authority,
          Waste Revenue (Chesapeake Corporation), 6.25%,
          3/1/19                                           250,000     268,750

          WATER: 18.6%
Aaa  AAA  Norfolk, Water Revenue (MBIA Insured), 5.75%,
          11/1/12                                       $  500,000     535,625
Aa3  AA   Chesapeake Water & Sewer, 5.375%, 12/1/14      1,000,000   1,031,250
Aaa  AAA  Frederick-Winchester Service Authority, Sewer
          Revenue (AMBAC Insured), 5.75%, 10/1/15        1,000,000   1,043,750
Aaa  AAA  Augusta County Service Authority Water & Sewer
          (MBIA Insured), 5.0%, 11/1/24                  1,500,000   1,455,000
Aa2  AA   Fairfax County Water Authority, 5.0%, 4/1/29   1,000,000     971,250
Aaa  AAA  Prince William County, Water & Sewer, 4.75%,
          7/1/29                                         1,000,000     933,750

          LONG-TERM MUNICIPAL BONDS (Cost $29,064,376)+            $30,829,145

          CASH, RECEIVABLES LESS LIABILITIES: 3.8% of Net Assets     1,222,981

          TOTAL NET ASSETS:
          Equivalent to offering and redemption price
          $11.69 per share on 2,740,941 shares.                    $32,052,126


National Fund
Statement of Net Assets - March 31, 1998 (unaudited)

Credit Rating*                                            Principal
Moody's S&P                                               Amount       Value
          LONG-TERM MUNICIPAL BONDS:  101% of Net Assets

          ARIZONA: 4.2%
Aa   AA   Arizona State Transportation Board, Highway
          Revenue, 6%, 7/1/08                         $ 1,000,000 $ 1,127,500

          GEORGIA: 4.0%
Aaa  AAA  Georgia Municipal Electric Authority, Electric
          Revenue (MBIA Insured), 5.5%, 1/01/12         1,000,000   1,070,000

          ILLINOIS: 1.0%
Aaa  AAA  Regional Transportation Authority, Transit
          Revenue (AMBAC Insured), 7.2%, 11/1/20          300,000     384,000

          IOWA: 4.2%
Aaa  AAA  Mason City, Hospital Revenue (Sisters of Mercy)
          (FSA Insured), 7%, 8/15/14                    1,000,000   1,107,500

          KANSAS: 2.1%
Aa   AA   Kansas State Department of Transportation,
          Highway Revenue, 6.125%, 9/1/09                 500,000     570,625

          KENTUCKY: 2.0%
A1   NR   Lexington-Fayette Urban County, 4.30%, 6/1/01   535,000     539,013

          MAINE: 2.0%
Aaa  AAA  Maine State Turnpike Authority, Highway Revenue
          (MBIA Insured), 6%, 7/1/18                      500,000     537,500

          MASSACHUSETTS: 9.0%
A1   A+   University of Massachusetts Building Referendum,
          6.625%, 5/1/08                                1,000,000   1,180,000
A1   AA-  Massachusetts Bay Transportation Authority,
          Transit Revenue, 7%, 3/1/14                   1,000,000   1,225,000

          MICHIGAN: 2.8%
Aa1  AA+  Michigan Muni Bond Authority, 5.40%, 10/1/00    725,000     746,750

          MINNESOTA: 1.9%
Aa2  AA+  Minnesota State Housing Finance Agency, Housing
          Revenue (Single-Family Mortgage)(AMT), 6.25%,
          7/1/26                                      $   500,000 $   528,125

          MISSISSIPPI: 5.1%
Aaa  AAA  Harrison County Wastewater Management District,
          Sewer Revenue (Wastewater Treatment Facilities)
          (FGIC Insured), 8.5%, 2/1/13                    500,000     700,625
Aaa  AAA  Harrison County Wastewater Management District,
          Sewer Revenue (Wastewater Treatment Facilities)
          (FGIC Insured), 7.75%, 2/1/14                   500,000     665,000

          MISSOURI: 1.0%
Aaa  AAA  Missouri State Health & Educational Facilities,
          St. Louis (AMBAC Insured), 5.125%, 10/1/16      200,000     200,750

          NEW YORK: 3.8%
#Aaa AAA  Triborough Bridge & Tunnel (prerefunded 1/1/00
          @100), 6.0%, 1/1/20                           1,000,000   1,033,750

          PENNSYLVANIA: 8.6%
Aaa  AAA  Lehigh County, Hospital Revenue (Lehigh Valley
          Hospital) (MBIA Insured), 7%, 7/1/16          1,000,000   1,223,750
Aaa  AAA  Pennsylvania State Industrial Development
          Authority, Economic Development Revenue
          (AMBAC Insured), 6%, 1/1/12                   1,000,000   1,082,500

          RHODE ISLAND: 1.9%
Aa1  AA   Rhode Island State Health and Higher Educational
          Facilities, University Revenue
          (Brown University), 6.75%, 9/1/16               500,000     529,375

          SOUTH CAROLINA: 8.0%
#Aaa AAA  Piedmont Municipal Power Agency Electric Revenue
          (FGIC Insured) (escrowed to maturity), 6.5%,
          1/01/16                                         145,000     172,006
Aaa  AAA  Piedmont Municipal Power Agency Electric Revenue
          (FGIC Insured), 6.5%, 1/01/16                   855,000   1,001,419
Aaa  AAA  South Carolina Highway, 4.5%, 4/1/20          1,000,000     960,700

          TEXAS: 13.0%
Aa2  AA   Harris County, Genl Obligtion, 6.5%, 8/15/15  1,000,000   1,096,112
Aaa  AAA  Texas Public Building Authority, Building
          Revenue (MBIA Insured), 7.125%, 8/1/11        1,000,000   1,193,750
Aaa  AAA  United Independent School District, General
          Obligation (PSFG guarantee), 7%, 8/15/05      1,000,000   1,166,250

          VIRGINIA: 15.6%
#Aaa AAA  Charlottesville Industrial Development
          Authority (prerefunded 10/1/00 @102),
          7.375%, 10/1/20                               1,000,000   1,096,250
Aa2  AA   Fairfax County Industrial Development
          Authority (MBIA Insured), Revenue (Inova
          Health System), 5.25%, 8/15/19                1,000,000   1,030,000
Aaa  AAA  Hanover County Industrial Development
          Authority, 6.0%, 8/15/10                        500,000     560,625
Aa1  AA+  Virginia State Housing Development Authority,
          Multifamily Housing Revenue, 6.65%, 11/1/13     400,000     436,000
Aaa  AAA  Virginia Beach Development Authority, Hospital
          Revenue (General Hospital) (AMBAC Insured), 5%,
          2/15/06                                       1,000,000   1,040,000

          WASHINGTON: 7.8%
Aa1 AA+   King County, Genl Obligation, 5.25%, 1/01/14  1,000,000   1,018,750
Aa3 AA-   Port Seattle, Revenue (AMBAC Insured) (AMT),
          7.6%, 12/1/09                                   500,000     552,500
Aa1 AA-   Washington State Public Power Supply, Electric
          Revenue (System Nuclear Project Number 2),
          4.9%, 7/01/05                                   500,000     510,625

          WYOMING: 2.0%
Aaa AAA   Wyoming Municipal Power Agency Authority,
          Electric Revenue (MBIA Insured), 6.125%, 1/1/16 500,000     535,000

          TOTAL LONG-TERM MUNICIPAL BONDS (Cost $25,170,837)+     $26,821,750

          LIABILITIES LESS CASH, RECEIVABLES: (1.0%) of Net Assets   (219,295)

          TOTAL NET ASSETS:
          Equivalent to offering and redemption price
          $10.76 per share on 2,472,153 shares.                   $26,602,455


Money Market
Statement of Net Assets - March 31, 1998 (unaudited)

Credit Rating*                                            Principal
Moody's S&P                                               Amount       Value
          LONG-TERM MUNICIPAL BONDS:  97.4% of Net Assets

          CALIFORNIA: 6.1%
MIG1 Spl+ West Contra Costa California UNI School District,
          4.25%, 6/30/98                               $  300,000  $  300,321
MIG1 Sp1  Los Angeles County, California Tax and Revenue,
          4.5%, 6/30/98                                   100,000     100,170

          FLORIDA: 3.0%
VMIG1 nr  Atlantic Beach, Hospital Revenue (Fleet Landing)
          (LOC - Barnett Bank), 4.0%, 10/1/24^            200,000     200,000

          GEORGIA: 4.5%
VMIG1 A1  Burke County Development Authority Pollution
          Control (Georgia Power), 3.75%, 7/1/24^         300,000     300,000

          ILLINOIS: 3.0%
nr    A1+ Illinois Development Finance Authority (Field
          Container Corp.) (LOC-American National Bank),
          3.7%, 12/1/99^                                  200,000     200,000

          INDIANA: 3.0%
#AAA  nr  Indianapolis Public, 8.0%, 7/10/98              190,000     195,960

          KENTUCKY: 4.5%
P1    nr  Ashland Pollution Control (Ashland Oil Inc.
          Project) (LOC-Swiss Bank), 3.5%, 4/1/09^        300,000     300,000

          LOUISIANA: 9.1%
VMIG1 A1+ New Orleans Aviation Board, Airport Revenue
          (MBIA Insured)(LOC - Credit Local de France),
          3.75%, 8/1/16^                                  400,000     400,000
VMIG1 A1  Louisiana Public Authority Hospital Revenue
          (Willis-Knighton) (SPA-Mellon Bank)(AMBAC
          Insured), 3.7%, 9/1/23^                         200,000     200,000

          MARYLAND: 3.0%
nr    A1+ Maryland State Economic Development Corp.
          (LOC-Nations Bank N.A.), 3.70%, 6/1/20^         200,000     200,000

          MISSISSIPPI: 3.0%
P1    nr  Jackson County Polution Control (Chevron USA
          Inc. Project), 3.80%, 6/1/23^                   200,000     200,000

          MISSOURI: 8.0%
VMIG1 nr  Columbia (LOC - Toronto Dominion Bank), 3.75%,
          6/1/08^                                         300,000     300,000
VMIG1 nr  Missouri State Health & Educational Facilities,
          University Revenue (LOC-Chase Manhattan), 3.95%,
          8/15/21^                                        230,000     230,000

          NEBRASKA: 6.1%
VMIG1 nr  Nebraska Higher Education Loan Program, Student
          Loan (MBIA Insured) (SPA-Sallie Mae), 3.70%,
          12/1/15^                                        400,000     400,000

          NEW YORK: 1.5%
VMIG1 A1  New York, New York, 3.85%, 8/1/23               100,000     100,000

          NORTH CAROLINA: 9.1%
VMIG1 A1+ Greensboro North Carolina, General Obligation
          (LOC-Wachovia Bank), 3.70%, 4/1/07^             300,000     300,000
VMIG1 A1+ North Carolina Medical Care Commission, Hospital
          Revenue (SPA-Wachovia Bank), 3.65%, 6/1/22^     300,000     300,000

          OKLAHOMA: 3.8%
Aa2   AA  Oklahoma City, Genl Obligation, 4.85%, 8/1/98   250,000     250,963

          TEXAS: 10.7%
Aa2   AA  Texas A&M University, 7.8%, 8/15/98             100,000     101,469
VMIG1 A1+ Port Development Corporation, Marine Terminal
          Revenue (STOLT Terminals)(LOC-Credit Suisse, NY),
          3.70%, 1/15/14^                                 400,000     400,000
Aa2   AA  North Central Texas, Baylor, 7.3%, 5/15/98      200,000     200,818

          VIRGINIA: 1.5%
VMIG1 nr  Henrico County, Industrial Development Revenue
          (Hermitage Project) (LOC-Nations Bank of Virginia),
          4.10%, 5/1/24^                                  100,000     100,000

          WASHINGTON: 6.8%
nr   A1+  Port Kalama, Port Facilities Revenue (Conagra)
          (LOC-Morgan Guaranty Trust), 3.65%, 1/1/04^      50,000      50,000
nr   A1+  Washington State Housing Finance Commission,
          Multifamily Mortgage Revenue (LOC-Pacific First
          Federal Savings), 3.75%, 7/1/20^                300,000     300,000
VMIG1 nr  Washington State Housing Finance Commission,
          Housing Revenue (Panorama City Project) (LOC-Key
          Bank of Washington), 3.85%, 1/1/27^             100,000     100,000

          WISCONSIN: 10.7%
Aa2  AA   Wisconsin State, Genl Obligation, 5.30%, 5/1/98 250,000     250,337
Aa2  AA   Rock County, Promissory Notes, 4.30%, 9/1/98    250,000     250,580
MIG1 nr   Eau Claire County, 4.25%, 8/1/98                200,000     200,344

          TOTAL INVESTMENTS (Cost $6,430,480)+                     $6,430,962

          LIABILITIES LESS CASH & RECEIVABLES: 2.6% of Net Assets     168,578

          TOTAL NET ASSETS:
          Equivalent to offering and redemption price
          $1.00 per share on 6,599,115 shares.                     $6,599,540



Notes to Statement of Net Assets:

     +     Aggregate cost for federal income tax purposes

                              Arizona     Maryland     Missouri     Virginia     National     Money
                              Fund        Fund         Fund         Fund         Fund         Market
Aggregate cost               $7,625,611  $2,027,369   $10,500,398  $29,064,376  $25,170,837  $6,430,480
Gross unrealized appreciation   447,190     107,183       619,059    1,800,434    1,657,214         506
Gross unrealized depreciation   (15,801)     (2,539)      (11,724)     (35,665)      (6,301)        (24)
Net unrealized appreciation
  (depreciation)                431,389     104,644       607,335    1,764,769    1,650,913         482

     ^     Security has a variable coupon rate and is subject to a demand feature before final maturity.
          Coupon rate as of March 31, 1998

     #Aaa     Refunded Bonds

     AMBAC     American Municipal Bond Assurance Corporation

     AMT     Subject to Alternative Minimum Tax

     FGIC     Financial Guaranty Insurance Company

     FHA     Federal Housing Administration

     FSA     Federal Security Assistance

     GNMA     Government National Mortgage Association

     LOC     Letter of Credit

     MBIA     Municipal Bond Investors Assurance Corporation

     Moody's     Moody's Investors Service, Inc.

     nr     Not rated

     PSFG     Permanent School Fund Guaranty

     S&P     Standard & Poor's Corporation

     *     Credit Ratings are unaudited


Statements of Assets and Liabilities
March 31, 1998 (unaudited)

                              Arizona     Maryland     Missouri     Virginia     National     Money
                              Fund        Fund         Fund         Fund         Fund         Market
ASSETS
Investments at value (Note 1)$8,057,000  $2,132,013   $11,107,733  $30,829,145  $26,821,750  $6,430,962
Cash                            178,982       3,803       295,484      698,024      405,296      17,886
Receivables
     Investment securities sold      --          --            --           --           --     100,000
     Interest                   110,074      34,218       155,015      527,710      343,518      46,645
     Share subscription (Note 1)     --          --            --       16,630        2,285       4,862
Other assets                         --          --            --          195           --          --
     Total assets             8,346,056   2,170,034    11,558,232   32,071,704   27,572,849   6,600,355

LIABILITIES
Payables
     Investment securities purchased --          --            --           --      959,930          --
     For fund shares redeemed     2,252          --         1,016           --        1,410          --
     Dividends                    8,280         735         5,399       19,578        9,054         463
Other liabilities                    --          --            --           --           --         352
     Total Liabilities           10,532         735         6,415       19,578      970,394         815

NET ASSETS (Note 4)          $8,335,524  $2,169,299   $11,551,817  $32,052,126  $26,602,455  $6,599,540

Statements of Operations
For the Six Months Ended March 31, 1998 (unaudited)

                              Arizona     Maryland     Missouri     Virginia     National     Money
                              Fund        Fund         Fund         Fund         Fund         Market
INVESTMENT INCOME (Note 1)
     Interest income          $226,695    $ 55,931     $300,601     $  857,381   $659,353      $119,952

EXPENSES (Notes 3 and 4)
     Investment advisory fee    26,418       6,679       35,606        100,993     82,979        16,800
     Transfer agent and
      administrative expenses   17,514       4,272       22,752         56,598     47,886         9,456
     Registration and
      professional fees          2,985       1,119        3,828          6,993     10,541         2,596
     Total net expenses         46,917      12,070       62,186        164,584    141,406        28,852

NET INVESTMENT INCOME          179,778      43,861      238,415        692,797    517,947        91,100

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS
     Net realized gain on
        investments             87,029         818        2,203        359,920         --            --
     Change in net unrealized
        appreciation of
        investments            (28,588)     19,831       92,688          4,434    342,668           503

NET GAIN ON INVESTMENTS         58,441      20,649       94,891        364,354    342,668           503

TOTAL INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS   $238,219    $ 64,510     $333,306     $1,057,151   $860,615      $ 91,603


Statements of Changes in Net Assets

                                  Arizona Fund                  Maryland Fund                   Missouri Fund
                         Six Months Ended Year Ended     Six Months Ended Year Ended     Six Months Ended Year Ended
                          March 31, 1998  Sept. 30, 1997  March 31, 1998  Sept. 30, 1997  March 31, 1998 Sept. 30 1997
                            (unaudited)                     (unaudited)                     (unaudited)
INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS
Net investment income        $ 179,778    $  400,732     $   43,861       $   87,470      $   238,415      $   501,191
Net realized gain (loss)
   on investments               87,029       120,555            818           10,664            2,203          122,415
Net unrealized appreciation
 (depreciation) of investments (28,588)      131,914         19,831           46,291           92,688          209,786
Total increase in net assets
  resulting from operations    238,219       653,201         64,510          144,425          333,306          833,392

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income         (179,778)     (400,732)       (43,861)         (87,470)        (238,415)        (501,191)

CAPITAL SHARE
  TRANSACTIONS (Note 6)       (468,708)     (572,609)        50,567             (813)         (96,550)        (159,832)

TOTAL INCREASE (DECREASE)
  IN NET ASSETS               (410,267)     (320,140)        71,216           56,142           (1,659)         172,369

NET ASSETS
  Beginning of period        8,745,791     9,065,931      2,098,083        2,041,941       11,553,476       11,381,107
  End of period             $8,335,524    $8,745,791     $2,169,299       $2,098,083      $11,551,817      $11,553,476

                                  Arizona Fund                  Maryland Fund                   Missouri Fund
                         Six Months Ended Year Ended     Six Months Ended Year Ended     Six Months Ended Year Ended
                          March 31, 1998  Sept. 30, 1997  March 31, 1998  Sept. 30, 1997  March 31, 1998 Sept. 30 1997
                            (unaudited)                     (unaudited)                     (unaudited)
INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS
Net investment income        $   692,797  $ 1,489,753    $   517,947      $ 1,187,964     $   91,100      $  194,657
Net realized gain on investments 359,920      259,497            --           389,761            --              114
Net unrealized appreciation
 (depreciation) of investments     4,434      756,780        342,668          500,002            503             125
Total increase in net assets
 resulting from operations     1,057,151    2,506,030        860,615        2,077,727         91,603         194,896

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income           (692,797)  (1,489,753)      (517,947)      (1,187,964)       (91,475)       (194,282)

CAPITAL SHARE
 TRANSACTIONS (Note 6)          (925,904)  (1,742,549)      (438,575)      (3,477,538)      (252,677)       (647,793)

TOTAL DECREASE IN NET ASSETS    (561,550)    (726,272)       (95,907)      (2,587,775)      (252,549)       (647,179)

NET ASSETS
  Beginning of period         32,613,676   33,339,948     26,698,362       29,286,137      6,852,089       7,499,268
  End of period              $32,052,126  $32,613,676    $26,602,455      $26,698,362     $6,599,540      $6,852,089

Financial Highlights
Selected data for a share outstanding throughout each period:

Arizona Portfolio

              Years ended September 30,(4)
               1998(6)1997   1996   1995   1994   1993   1992
Net asset
value
beginning
of period    $10.448  10.153 10.113  9.706 11.208 10.568 10.187

Net
investment
income        $0.223   0.466  0.444  0.440  0.436  0.490  0.528

Net
realized &
unrealized
gains
(losses) on
securities   $ 0.075   0.295 $0.040  0.407 (1.102) 0.786  0.434

Total from
investment
operations    $0.298   0.761  0.484  0.847 (0.666) 1.276  0.962

Distributions
from net
investment
income       $(0.223) (0.466)(0.444)(0.440)(0.436)(0.490)(0.528)

Distributions
from capital
gains        $  --      --     --     --   (0.400)(0.146)(0.053)

Total
Distributions$(0.223) (0.466)(0.444)(0.440)(0.836)(0.636)(0.581)

Net asset
value end
of period    $10.523  10.448 10.153 10.113  9.706 11.208 10.568

Total
Return        5.75%(2) 7.67%   4.85%   8.95% (6.20)%12.57%  9.74%

Net assets
at end of
period
(thousands)  $ 8,336   8,746  9,066   10,009 11,815 15,471 11,911

Ratio of
expenses to
average net
assets(3)     1.11%    1.11%   1.35%   1.31%  1.29%  1.23%  1.15%

Net
investment
income to
average
net assets(5) 4.26%    4.54%   4.35%  4.48%  4.23%  4.54%  5.14%

Portfolio
turnover        12%      32%      9%    24%    67%    63%    23%


Maryland Portfolio

              Years ended September 30,(4)
               1998(6)1997   1996   1995   1994   1993
Net asset
value
beginning
of period    $ 9.998  9.714  9.738  9.323  10.441 10.000

Net
investment
income       $ 0.206  0.421  0.405  0.418   0.455  0.274

Net
realized &
unrealized
gains
(losses) on
securities   $ 0.100  0.284 (0.024) 0.415  (1.102) 0.441

Total from
investment
operations    $0.306  0.705  0.381  0.833  (0.647) 0.715

Distributions
from net
investment
income      $(0.206) (0.421)(0.405)(0.418) (0.455)(0.274)

Distributions
from capital
gains        $  --      --     --     --   (0.016)  --

Total
Distributions$(0.206)(0.421)(0.405)(0.418) (0.471)(0.274)

Net asset
value end
of period    $10.098  9.998  9.714  9.738   9.323 10.441

Total
Return        6.17%(2)7.42%  3.96%  9.17%   (6.33)%11.91%(2)

Net assets
at end of
period
(thousands)   $2,169 2,098  2,042  2,880    3,083  3,377

Ratio of
expenses to
average net
assets(3)     1.13%(2)1.12%   1.28%   0.87%  0.64%  0.20%(2)

Net
investment
income to
average
net assets(5) 4.12%(2)4.29%   4.12%   4.42%  4.60%  4.72%(2)

Portfolio
turnover        6%      15%     21%      9%    78%    35%

Missouri Portfolio

              Years ended September 30,(4)
               1998(6) 1997     1996    1995   1994   1993    1992
Net asset
value
beginning
of period      $10.531 10.220   10.133   9.728 11.173 10.468  10.117

Net
investment
income          $0.222  0.460    0.438   0.436  0.437  0.494   0.514

Net
realized &
unrealized
gains
(losses) on
securities      $0.089  0.311    0.087   0.405 (1.058) 0.726   0.377

Total from
investment
operations      $0.311  0.771    0.525   0.841 (0.621) 1.220   0.891

Distributions
from net
investment
income         $(0.222)(0.460)  (0.438) (0.436)(0.437)(0.494) (0.514)

Distributions
from capital
gains           $  --      --      --      --  (0.387)(0.021) (0.026)

Total
Dist'butions   $(0.222)(0.460)  (0.438) (0.436)(0.824)(0.515) (0.540)

Net asset
value end
of period      $10.620 10.531   10.220  10.133  9.728 11.173  10.468

Total
Return          5.93%(2)7.72%    5.24%   8.87% (5.80)%11.98%   9.06%

Net assets
at end of
period
(thousands)   $11,552  11,553   11,381  11,394 11,490 14,001  11,023

Ratio of
expenses to
average net
assets(3)     1.09%(2)  1.02%    1.34%   1.31%  1.29%  1.23%   1.18%

Net
investment
income to
average
net assets(5) 4.12%(2)  4.45%    4.27%   4.43%  4.23%  4.59%   5.05%

Portfolio
turnover         4%       41%     21%     16%    52%     65%     8%


Virginia  Portfolio


              Years ended September 30,(4)
               1998(6) 1997     1996    1995   1994   1993    1992
Net asset
value
beginning
of period     $11.564  11.209   11.115  10.631 12.372 11.621  11.351

Net
investment
income         $0.250   0.515    0.508   0.503  0.479  0.569   0.592

Net
realized &
unrealized
gains
(losses) on
securities     $0.130   0.355    0.094   0.484 (1.146) 0.871   0.387

Total from
investment
operations     $0.380   0.870    0.602   0.987 (0.667) 1.440   0.979

Distributions
from net
investment
income        $(0.250) (0.515)  (0.508) (0.503)(0.479)(0.569) (0.592)

Distributions
from capital
gains        $  --         --     --      --   (0.595)(0.120) (0.117)

Total
Distributions $(0.250) (0.515)  (0.508) (0.503)(1.074)(0.689) (0.709)

Net asset
value end
of period    $11.694   11.564   11.209  11.115 10.631 12.372  11.621

Total
Return         6.61%(2) 7.95%    5.50%   9.54% (5.67)%12.85%   8.92%

Net assets
at end of
period
(thousands)  $32,052   32,614   33,340  33,822 35,550 44,092  37,421

Ratio of
expenses to
average net
assets(3)     1.02%(2)  1.05%    1.20%   1.14%  1.18%  1.10%   1.13%

Net
investment
income to
average
net assets(5) 4.29%(2)  4.55%    4.53%   4.68%  4.23%  4.80%   5.20%

Portfolio
turnover        17%       28%      28%     55%   104%    80%     74%


National Portfolio


              Years ended September 30,(4)
               1998(6) 1997     1996    1995   1994   1993   1992
Net asset
value
beginning
of period    $10.624   10.286   10.211   9.851 11.910 11.329 10.794

Net
investment
income       $ 0.209    0.437    0.446   0.446  0.420  0.550  0.605

Net
realized &
unrealized
gains
(losses) on
securities   $ 0.137    0.338    0.075   0.360 (1.122) 0.793  0.535

Total from
investment
operations    $0.346    0.775    0.521   0.806 (0.702) 1.343  1.140

Distributions
from net
investment
income       $(0.209)  (0.437)  (0.446) (0.446)(0.420)(0.550)(0.605)

Distributions
from capital
gains        $  --         --      --      --  (0.937)(0.212)  --

Total
Distributions$(0.209)  (0.437)  (0.446) (0.446)(1.357)(0.762)(0.605)

Net asset
value end
of period    $10.761   10.624   10.286  10.211  9.851 11.910 11.329

Total
Return        6.55%(2)  7.70%    5.17%   8.40% (6.25)%12.44% 10.83%

Net assets
at end of
period
(thousands)  $26,602   26,698   29,286  32,734 34,072 42,483 41,273

Ratio of
expenses to
average net
assets(3)     1.07%(2)  1.05%    1.20%   1.18%  1.23%  1.10%  1.17%

Net
investment
income to
average
net assets(5) 3.90%(2)  4.20%    4.32%   4.49%  3.98%  4.83%  5.47%

Portfolio
turnover        --        44%      39%     56%   175%   212%   114%


Money Market Portfolio


              Years ended September 30,(4)
               1998(6)1997    1996    1995   1994   1993   1992
Net asset
value
beginning
of period     $1.000  1.000   1.000   1.000  1.000  1.000  1.000

Net
investment
income        $0.014  0.027   0.026   0.028  0.015  0.020  0.030

Net
realized &
unrealized
gains
(losses) on
securities    $ --      --      --     --     --     --     --

Total from
investment
operations    $0.014  0.027   0.026   0.028  0.015  0.020  0.030

Distributions
from net
investment
income       $(0.014)(0.027) (0.026) (0.028)(0.015)(0.020)(0.030)

Distributions
from capital
gains        $  --     --     --        --     --     --     --

Total
distributions$(0.014)(0.027) (0.026) (0.028)(0.015)(0.020)(0.030)

Net asset
value end
of period     $1.000  1.000   1.000   1.000  1.000  1.000  1.000

Total
Return         2.72%(2)2.71%  2.63%   2.87%  1.56%  1.53%  2.57%

Net assets
at end of
period
(thousands)   $6,600   6,852  7,499   8,454  8,916 13,391 14,861

Ratio of
expenses to
average net
assets(3)     0.87%(2) 0.83%5  0.88%   0.81%  0.81%  0.81%  0.83%

Net
investment
income to
average
net assets(5) 2.73%(2) 2.68%5  2.59%   2.83%  1.52%  1.52%  2.55%

Portfolio
turnover         --     --       --     --      --     --     --

(1)  For the period from February 10, 1993 (inception) to September 30,
1993
(2)  Annualized
(3) For the years ended September 30, 1997 and 1996, ratio reflects fees paid indirectly (Note 3). Ratio of expenses before expenses incurred and paid by the investment advisor to average net assets for the Money Market fund would have been 0.95% and 1.15%, respectively.
(4) Effective July 31, 1996, the investment advisory services transferred to Bankers Finance Advisors, LLC from Bankers Finance Investment Management Corp. (See Note 2).
(5) For the years ended September 30, 1997 and 1996, ratio reflects fees paid indirectly (see Note 3). Ratio of net investment income before expenses incurred and paid by the investment advisor to average net assets would have been 2.56% and 2.32%, respectively.
(6)  For the six months ended March 31, 1998 (unaudited).


Mosaic Tax-Free Trust
Notes to Financial Statements
For the Six Months Ended March 31, 1998

     1. Summary of Significant Accounting Policies. Mosaic Tax-Free Trust (the "Trust"), known as GIT Tax-Free Trust before May 12, 1997, is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust maintains six separate funds (described in the following sentences and defined as the "Funds") which invest principally in securities exempt from federal income taxes, commonly known as "municipal" securities. The Arizona, Maryland, Missouri and Virginia Funds (the "State Funds") invest solely in securities exempt from both federal and state income taxes in their respective states.
The National Fund seeks higher yields and invests in long-term securities. The Money Market invests in short-term securities and is priced according to the "penny rounding" method whereby the share price is rounded to the nearest cent to maintain a stable share price of $1.00. The State and National Funds' price per share fluctuates with the market value of the respective underlying portfolio of securities.

Securities Valuation: Securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which market quotations are readily available are valued at the mean between their bid and asked prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the trustees. Investment transactions are recorded on the trade date. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

     Investment Income: Interest income, net of amortization of premium and original issue discount, and other income (if any) is recorded as earned.

     Dividends: Net investment income, determined as gross investment income less expenses, is declared as a regular dividend each business day. Dividends are distributed to shareholders or reinvested in additional shares as of the close of business at the end of each month. Capital gain dividends, if any, are declared and paid annually in December. Additional distributions may be made if necessary.

     Income Tax: In accordance with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, all taxable income, if any, of each fund is distributed to its shareholders, and therefore, no federal income tax provision is required. As of March 31, 1998, capital loss carryovers available to offset future capital gains for federal income tax purposes were $309,280 for the Arizona Fund; $185,655 for the Maryland Fund; $155,873 for the Missouri Fund; $444,706 for the Virginia Fund; and $1,727,211 for the National Fund. The preceding carryovers expire from September 30, 2003 through September 30, 2004.

     Use of Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     Change of Independent Auditor: Effective for fiscal years beginning on and after October 1, 1996, the Trust's Independent Auditor is
Deloitte & Touche LLP. Financial information appearing in this Annual Report for fiscal years beginning prior to October 1, 1996 was audited by another independent auditor.

     2. Investment Advisory Fees and Other Transactions with Affiliates. The investment advisor to the Trust, Madison Mosaic, LLC (formerly known as Bankers Finance Advisors, LLC), a wholly owned subsidiary of Madison Investment Advisors, Inc., ("the Advisor"), earns an advisory fee equal to 0.625% per annum of the average net assets of the State and National Funds and 0.5% per annum of the average net assets of the Money Market; the fees are accrued daily and are paid monthly. The Advisory Agreement between each fund and the Advisor was approved at the special meeting of the Trust's shareholders on July 29, 1996. The Advisor purchased the investment management assets of Bankers Finance Investment Management Corp. ("BFIMC"), the Trust's previous investment advisor, effective July 31, 1996.

     The Advisor is responsible for the fees and expenses of trustees who are affiliated with the Advisor and certain promotional expenses. For the six months ended March 31, 1998, outside trustee fees were $1,000 for each fund.

     3. Other Expenses. Effective October 1, 1997, all expenses and support services are provided by the Advisor under Service Agreement for Fees based on a percentage of average net assets. This percentage is 0.49% for the Arizona Fund, 0.51% for the Maryland Fund, 0.47% for the Missouri Fund, 0.39% for the Virginia Fund, 0.44% for the National Fund and 0.36% for the Money Market Fund. For the six months ended March 31, 1998, operating expenses of $20,499 for the Arizona Fund, $5,391 for the Maryland Fund, $26,580 for the Missouri Fund, $63,591 for the Virginia Fund, $58,427 for the National Fund and $12,052 for Money Market Fund have been reimbursed to the Advisor under the Services Agreement.

     4. Net Assets. At March 31, 1998, net assets included the following:

                          Arizona        Maryland       Missouri        Virginia        National        Money
                          Portfolio      Portfolio      Portfolio       Portfolio       Portfolio       Market
Paid in capital           $8,213,415     $2,250,310     $11,100,355     $30,732,063     $26,678,753     $6,599,058

Undistributed net
  investment income          --               --               --           --              --              --

Accumulated net
  realized losses           (309,280)      (185,655)       (155,873)       (444,706)     (1,727,211)        --

Net unrealized appreciation
 (depreciation) of
  investments                431,389        104,644         607,335       1,764,769       1,650,913            482

     Total net assets     $8,335,524     $2,169,299     $11,551,817     $32,052,126     $26,602,455     $6,599,540

     5. Investment Transactions. Purchases and sales of securities other than short-term securities, for the six months ended March 31, 1998, were as follows:

                Arizona     Maryland     Missouri     Virginia     National
              Portfolio    Portfolio    Portfolio    Portfolio     Portfolio

Purchases     $957,329     $272,345     $462,195     $5,455,657     $958,110

Sales        2,380,496      129,855      423,800      6,723,353         --


     6. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares were as follows:

                              Arizona Fund              Maryland Fund              Missouri Fund
                     Six Mos Ended   Year Ended  Six Mos Ended  Year Ended   Six Mos Ended  Year Ended
                     Mar 31, 1998 Sept. 30, 1997 Mar 31, 1998 Sept. 30, 1997 Mar 31, 1998 Sept. 30, 1997
                         (unaudited)               (unaudited)               (unaudited)
In Dollars
     Shares sold          $434,401     $666,047     $287,367     $766,040     $365,772     $1,704,174
     Shares issued in
       reinvestment
       of dividends        127,933      289,326       39,428       76,269      205,843        428,836
  Total shares issued      562,334      955,373      326,795      842,309      571,615      2,133,010
     Shares redeemed    (1,031,042)  (1,527,982)    (276,228)    (843,122)    (668,165)    (2,292,842)
     Net increase
       (decrease)        $(468,708)   $(572,609)     $50,567        $(813)    $(96,550)     $(159,832)

In Shares
     Shares sold            41,088       64,807       28,459       77,959       34,399        164,166
     Shares issued in reinvestment
          of dividends      12,141       28,120        3,905        7,759       19,375         41,465
     Total shares issued    53,229       92,927       32,364       85,718       53,774        205,631
     Shares redeemed       (98,167)    (148,830)     (27,406)     (86,058)     (63,204)      (222,102)
     Net increase (decrease)(44,938)    (55,903)       4,958         (340)      (9,430)       (16,471)


                              Virginia Fund               National Fund             Money Market
                     Six Mos Ended   Year Ended  Six Mos Ended  Year Ended   Six Mos Ended  Year Ended
                     Mar 31, 1998 Sept. 30, 1997 Mar 31, 1998 Sept. 30, 1997 Mar 31, 1998 Sept. 30, 1997
                         (unaudited)               (unaudited)               (unaudited)
In Dollars
     Shares sold          $1,461,343   $4,270,549   $1,627,618   $2,161,833   $2,698,843   $5,684,463
     Shares issued in reinvestment
          of dividends       576,909    1,262,506      463,785    1,075,273       87,700      187,148
     Total shares issued   2,038,252    5,533,055    2,091,403    3,237,106    2,786,543    5,871,611
     Shares redeemed      (2,964,156)  (7,275,604)  (2,529,978)  (6,714,644)  (3,039,220)  (6,519,404)
     Net decrease          $(925,904) $(1,742,549)   $(438,575) $(3,477,538)   $(252,677)   $(647,793)

In Shares
     Shares sold             124,956      377,392      151,739      208,047    2,698,843    5,684,463
     Shares issued in reinvestment
          of dividends        49,356      111,204       43,128      103,207       87,700      187,148
     Total shares issued     174,312      488,596      194,867      311,254    2,786,543    5,871,611
     Shares redeemed        (253,763)    (642,474)    (235,850)    (645,357)  (3,039,220)  (6,519,404)
     Net decrease            (79,451)    (153,878)     (40,983)    (334,103)    (252,677)    (647,793)